Income Taxes - Components of income tax expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Current:
Domestic, Current	¥ 26,725	¥ 35,018	¥ 52,004
Foreign, Current	8,720	8,589	5,697
Subtotal, Current	35,445	43,607	57,701
Deferred:
Domestic, Deferred	28,183	64,340	20,239
Foreign, Deferred	(6,618)	(4,081)	2,289
Subtotal, Deferred	21,565	60,259	22,528
Total, Income Tax Expense (Benefit)	¥ 57,010	¥ 103,866	¥ 80,229